UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     MORGENS WATERFALL VINTIADIS & COMPANY INC.
Address:  600 FIFTH AVENUE
          NEW YORK, NY 10020

13 File Number: 28-04599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edwin H Morgens
Title:     Chairman
Phone:     212-218-4100

Signature, Place and Date of Signing:

/s/ Edwin H Morgens            New York, New York          April 30, 2009

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Report Type (Check only one.):

[ X]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $32,838


List of Other Included Managers:  None




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                                                  FORM 13F INFORMATION TABLE

    COLUMN 1                     COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- ---------------  --------- --------  ------------------ ---------- --------   -----------------------
                                                             VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
  NAME OF ISSUER                TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE     SHARED   NONE
-----------------------------   ---------------   --------- -------  -------- --- ---- ---------- --------  -------- ------- ------
ADOBE SYS INC                     COMMON STOCK     00724F101  1,711    80,000  SH        SOLE               80,000     0        0
ALTERA CORP                       COMMON STOCK     021441100  1,229    70,000  SH        SOLE               70,000     0        0
AMERICAN TOWER CORP                  CL A          029912201  1,217    40,000  SH        SOLE               40,000     0        0
ANADARKO PETE CORP                COMMON STOCK     032511107  1,244    32,000  SH        SOLE               32,000     0        0
APPLE INC                         COMMON STOCK     037833100  2,102    20,000  SH        SOLE               20,000     0        0
CALPINE CORP                      COMMON STOCK     131347304  1,192   175,000  SH        SOLE              175,000     0        0
CELGENE CORP                      COMMON STOCK     151020104    444    10,000  SH        SOLE               10,000     0        0
CLIFFS NATURAL RESOURCES INC      COMMON STOCK     18683K101  1,816   100,000  SH        SOLE              100,000     0        0
COMMUNITY HEALTH SYS INC NEW      COMMON STOCK     203668108  1,227    80,000  SH        SOLE               80,000     0        0
COVIDIEN LTD                      COMMON STOCK     G2552X108  1,330    40,000  SH        SOLE               40,000     0        0
DUSA PHARMACEUTICALS INC          COMMON STOCK     266898105  1,230 1,000,000  SH        SOLE            1,000,000     0        0
EMERGENCY MEDICAL SVCS CORP          CL A          29100P102  1,256    40,000  SH        SOLE               40,000     0        0
FPL GROUP INC                     COMMON STOCK     302571104  1,420    28,000  SH        SOLE               28,000     0        0
GENERAL MTRS CORP                SENIOR DEBEN D    370442691  4,171   450,900  SH        SOLE              450,900     0        0
GOOGLE INC                           CL A          38259P508  1,566     4,500  SH        SOLE                4,500     0        0
IPC THE HOSPITALIST CO INC        COMMON STOCK     44984A105    952    50,000  SH        SOLE               50,000     0        0
PEABODY ENERGY CORP               COMMON STOCK     704549104  1,002    40,000  SH        SOLE               40,000     0        0
QUALCOMM INC                      COMMON STOCK     747525103  1,556    40,000  SH        SOLE               40,000     0        0
TERRESTAR CORP                    COMMON STOCK     881451108  1,058 1,889,012  SH        SOLE            1,889,012     0        0
THERMO FISHER SCIENTIFIC INC      COMMON STOCK     883556102  1,427    40,000  SH        SOLE               40,000     0        0
VISA INC                             CLA A         92826C839  1,668    30,000  SH        SOLE               30,000     0        0
YAHOO INC                         COMMON STOCK     984332106  1,665   130,000  SH        SOLE              130,000     0        0
ZHONGPIN INC                      COMMON STOCK     98952K107    355    40,000  SH        SOLE               40,000     0        0

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